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EATON VANCE
----------------
----------------
    MUTUAL FUNDS

INVESTING FOR THE 21ST CENTURY-REGISTERED TRADEMARK-



[STATUE OF LIBERTY]


   Semiannual Report June 30, 1999


[GOVERNMENT BUILDING]

                                  EATON VANCE
                                 INSTITUTIONAL
                                   SHORT TERM
                                    TREASURY
                                      FUND



                     Global Management-Global Distribution



[AMERICAN FLAG]

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND AS OF JUNE 30, 1999
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

[PHOTO]

Michael B. Terry
Portfolio Manager

Investment Environment
--------------------------------------------------------------------------------
  The Economy

- On the last day of June, the Federal Reserve Bank announced as expected that it would raise the Federal Funds rate (the rate at which banks lend money to each other overnight) by 25 basis points to 5.0%. At the same time, the Fed indicated it had moved toward a neutral bias, causing stock and bond markets to rally.

- During the just-ended second quarter, the outlook was optimistic for continued U.S. economic strength, especially as the manufacturing sector showed signs of recovery. In May, the index of leading economic indicators rose by 0.3%, an improvement over April's 0.1% increase, suggesting the period of sustained growth could continue into the next year.

- The nation's gross domestic product increased by a stronger-than-expected 4.6% in the first quarter of 1999. Weak export demand was offset by robust construction activity and strong consumer spending.

  The Market

- Prior to the interest rate announcement, investors had been expecting that the Fed would announce rate hikes, as evidenced by the very steep yield curve.

- Even as short-term interest rates went up, bond yields fell as the neutral bias announcement caused bonds to rally, with the 30-year Treasury bond yield finishing the quarter just below the benchmark 6% level.

- Despite the Fed's neutral bias, the upward-sloping short-term end of the yield curve reflects a consensus expectation by the market that the Fed will raise rates by at least 25 basis points more. Federal Reserve Chairman Greenspan has reaffirmed the Fed's commitment to stifle any recurrence of inflation, and has left open the possibility that he will tighten rates in the coming months.

The Fund
--------------------------------------------------------------------------------

  The Past Six Months

- Since its inception date of January 4, 1999, Eaton Vance Institutional Short Term Treasury Fund had a total return of 1.99%.(1)

- This return resulted from an increase in the Fund's net asset value to $71.39 per share on June 30, 1999, from $70.00 per share on January 4, 1999.

  About the Fund

- Eaton Vance Institutional Short Term Treasury Fund began operations on January 4, 1999, with a minimum investment of $1 million.

- The Fund, which invests only in short-term Treasury obligations and Treasury-collateralized repurchase agreements, continued to offer both very low credit risk and minimal interest rate sensitivity compared to taxable fixed-income mutual funds.


                         SIX-MONTH TREASURY BILL YIELD:
                       JANUARY 1, 1999 -- JUNE 30, 1999*

                          06/30/99     5.04     5.04%
                          06/29/99     5.14     5.14%
                          06/28/99     5.07     5.07%
                          06/27/99     5.08     5.08%
                          06/26/99     5.08     5.08%
                          06/25/99     5.08     5.08%
                          06/24/99     5.04     5.04%
                          06/23/99     5.03     5.03%
                          06/22/99     5.04     5.04%
                          06/21/99     5.02     5.02%
                          06/20/99     4.98     4.98%
                          06/19/99     4.98     4.98%
                          06/18/99     4.98     4.98%
                          06/17/99     4.96     4.96%
                          06/16/99     5.01     5.01%
                          06/15/99     5.07     5.07%
                          06/14/99     5.05     5.05%
                          06/13/99     5.08     5.08%
                          06/12/99     5.08     5.08%
                          06/11/99     5.08     5.08%
                          06/10/99     5.02     5.02%
                          06/09/99     4.98     4.98%
                          06/08/99     4.97     4.97%
                          06/07/99     4.96     4.96%
                          06/06/99     4.96     4.96%
                          06/05/99     4.96     4.96%
                          06/04/99     4.96     4.96%
                          06/03/99     4.95     4.95%
                          06/02/99     4.95     4.95%
                          06/01/99     4.92     4.92%
                          05/31/99     4.84     4.84%
                          05/30/99     4.84     4.84%
                          05/29/99     4.84     4.84%
                          05/28/99     4.84     4.84%
                          05/27/99     4.84     4.84%
                          05/26/99     4.80     4.80%
                          05/25/99     4.79     4.79%
                          05/24/99     4.76     4.76%
                          05/23/99     4.75     4.75%
                          05/22/99     4.75     4.75%
                          05/21/99     4.75     4.75%
                          05/20/99     4.76     4.76%
                          05/19/99     4.78     4.78%
                          05/18/99     4.84     4.84%
                          05/17/99     4.77     4.77%
                          05/16/99     4.76     4.76%
                          05/15/99     4.76     4.76%
                          05/14/99     4.76     4.76%
                          05/13/99     4.67     4.67%
                          05/12/99     4.68     4.68%
                          05/11/99     4.68     4.68%
                          05/10/99     4.69     4.69%
                          05/09/99     4.69     4.69%
                          05/08/99     4.69     4.69%
                          05/07/99     4.69     4.69%
                          05/06/99     4.68     4.68%
                          05/05/99     4.67     4.67%
                          05/04/99     4.69     4.69%
                          05/03/99     4.66     4.66%
                          05/02/99     4.66     4.66%
                          05/01/99     4.66     4.66%
                          04/30/99     4.66     4.66%
                          04/29/99     4.59     4.59%
                          04/28/99     4.60     4.60%
                          04/27/99     4.60     4.60%
                          04/26/99     4.58     4.58%
                          04/25/99     4.59     4.59%
                          04/24/99     4.59     4.59%
                          04/23/99     4.59     4.59%
                          04/22/99     4.58     4.58%
                          04/21/99     4.53     4.53%
                          04/20/99     4.54     4.54%
                          04/19/99     4.53     4.53%
                          04/18/99     4.54     4.54%
                          04/17/99     4.54     4.54%
                          04/16/99     4.54     4.54%
                          04/15/99     4.50     4.50%
                          04/14/99     4.50     4.50%
                          04/13/99     4.49     4.49%
                          04/12/99     4.49     4.49%
                          04/11/99     4.50     4.50%
                          04/10/99     4.50     4.50%
                          04/09/99     4.50     4.50%
                          04/08/99     4.52     4.52%
                          04/07/99     4.54     4.54%
                          04/06/99     4.52     4.52%
                          04/05/99     4.49     4.49%
                          04/04/99     4.48     4.48%
                          04/03/99     4.48     4.48%
                          04/02/99     4.48     4.48%
                          04/01/99     4.51     4.51%
                          03/31/99     4.52     4.52%
                          03/30/99     4.49     4.49%
                          03/29/99     4.53     4.53%
                          03/28/99     4.53     4.53%
                          03/27/99     4.53     4.53%
                          03/26/99     4.53     4.53%
                          03/25/99     4.55     4.55%
                          03/24/99     4.54     4.54%
                          03/23/99     4.53     4.53%
                          03/22/99     4.61     4.61%
                          03/21/99     4.61     4.61%
                          03/20/99     4.61     4.61%
                          03/19/99     4.61     4.61%
                          03/18/99     4.62     4.62%
                          03/17/99     4.65     4.65%
                          03/16/99     4.67     4.67%
                          03/15/99     4.69     4.69%
                          03/14/99     4.67     4.67%
                          03/13/99     4.67     4.67%
                          03/12/99     4.67     4.67%
                          03/11/99     4.69     4.69%
                          03/10/99     4.67     4.67%
                          03/09/99     4.67     4.67%
                          03/08/99     4.71     4.71%
                          03/07/99     4.71     4.71%
                          03/06/99     4.71     4.71%
                          03/05/99     4.71     4.71%
                          03/04/99     4.75     4.75%
                          03/03/99     4.74     4.74%
                          03/02/99     4.74     4.74%
                          03/01/99     4.74     4.74%
                          02/28/99     4.72     4.72%
                          02/27/99     4.72     4.72%
                          02/26/99     4.72     4.72%
                          02/25/99     4.71     4.71%
                          02/24/99     4.68     4.68%
                          02/23/99     4.65     4.65%
                          02/22/99     4.66     4.66%
                          02/21/99     4.64     4.64%
                          02/20/99     4.64     4.64%
                          02/19/99     4.64     4.64%
                          02/18/99     4.62     4.62%
                          02/17/99     4.61     4.61%
                          02/16/99     4.57     4.57%
                          02/15/99     4.58     4.58%
                          02/14/99     4.58     4.58%
                          02/13/99     4.58     4.58%
                          02/12/99     4.58     4.58%
                          02/11/99     4.55     4.55%
                          02/10/99     4.54     4.54%
                          02/09/99     4.55     4.55%
                          02/08/99     4.59     4.59%
                          02/07/99     4.60     4.60%
                          02/06/99     4.60     4.60%
                          02/05/99     4.60     4.60%
                          02/04/99     4.55     4.55%
                          02/03/99     4.58     4.58%
                          02/02/99     4.57     4.57%
                          02/01/99     4.51     4.51%
                          01/31/99     4.45     4.45%
                          01/30/99     4.45     4.45%
                          01/29/99     4.45     4.45%
                          01/28/99     4.45     4.45%
                          01/27/99     4.44     4.44%
                          01/26/99     4.49     4.49%
                          01/25/99     4.49     4.49%
                          01/24/99     4.44     4.44%
                          01/23/99     4.44     4.44%
                          01/22/99     4.44     4.44%
                          01/21/99     4.45     4.45%
                          01/20/99     4.47     4.47%
                          01/19/99     4.44     4.44%
                          01/18/99     4.43     4.43%
                          01/17/99     4.44     4.44%
                          01/16/99     4.44     4.44%
                          01/15/99     4.44     4.44%
                          01/14/99     4.41     4.41%
                          01/13/99     4.45     4.45%
                          01/12/99     4.51     4.51%
                          01/11/99     4.56     4.56%
                          01/10/99     4.53     4.53%
                          01/09/99     4.53     4.53%
                          01/08/99     4.53     4.53%
                          01/07/99     4.50     4.50%
                          01/06/99     4.53     4.53%
                          01/05/99     4.57     4.57%
                          01/04/99     4.56     4.56%
                          01/03/99     4.55     4.55%
                          01/02/99     4.55     4.55%
                          01/01/99     4.55     4.55%

                            *SOURCE: BLOOMBERG, L.P.

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Fund Information
as of June 30, 1999

Performance(1)
---------------------------------------------------
SEC Average Annual Total Returns
---------------------------------------------------
Life of Fund+                           1.99%

+   Inception Date-- 1/4/99

(1) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. There is no sales charge.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND AS OF JUNE 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

U.S. TREASURY OBLIGATIONS -- 50.1%


                                                              PRINCIPAL
                                                              AMOUNT
SECURITY                                                      (000'S OMITTED)   VALUE
--------------------------------------------------------------------------------------------
U.S. Treasury Bill, 0.00%, 9/16/99                               $ 25,000       $ 24,756,000
U.S. Treasury Bill, 0.00%, 11/12/99                                73,000         71,710,820
U.S. Treasury Bill, 0.00%, 11/18/99                               175,000        171,804,500
U.S. Treasury Bill, 0.00%, 12/2/99                                  2,000          1,959,480
U.S. Treasury Bill, 0.00%, 12/9/99                                 36,000         35,231,400
--------------------------------------------------------------------------------------------
Total U.S. Treasury Obligations
   (identified cost $305,397,374)                                               $305,462,200
--------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 49.8%

                                                              PRINCIPAL
                                                              AMOUNT
SECURITY                                                      (000'S OMITTED)   VALUE
--------------------------------------------------------------------------------------------
Dean Witter Repurchase Agreement, dated
6/30/99, due 7/1/99, with a maturity
value of $152,020,267 and an effective yield
of 4.80%, collateralized by U.S. Treasury
Obligations with a rate of 5.625%, with
maturity dates ranging from 12/31/99 to
5/15/01 and with an aggregate market
value of $152,020,711.                                           $152,000       $152,020,267
Merrill Lynch Repurchase Agreement, dated
6/30/99, due 7/1/99, with a maturity
value of $151,019,924 and an effective yield
of 4.75%, collateralized by U.S. Treasury
Obligations with rates ranging from 4.50% to
15.75%, with maturity dates ranging from
7/15/99 to 5/15/04 and with an
aggregate market value of $154,022,846.                           151,000        151,019,923
--------------------------------------------------------------------------------------------
Total Repurchase Agreements
   (identified cost $303,040,190)                                               $303,040,190
--------------------------------------------------------------------------------------------
Total Investments -- 99.9%
   (identified cost $608,437,564)                                               $608,502,390
--------------------------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.1%                                          $    804,989
--------------------------------------------------------------------------------------------
Net Assets -- 100%                                                              $609,307,379
--------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND AS OF JUNE 30, 1999

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 1999
Assets
---------------------------------------------------------------------------
Investments, at value (including repurchase agreements of
   $303,040,190) (identified cost, $608,437,564)              $ 608,502,390
Cash                                                                805,005
---------------------------------------------------------------------------
TOTAL ASSETS                                                  $ 609,307,395
---------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------
Accrued expenses                                              $          16
---------------------------------------------------------------------------
TOTAL LIABILITIES                                             $          16
---------------------------------------------------------------------------
NET ASSETS FOR 8,534,781 SHARES OF BENEFICIAL INTEREST
   OUTSTANDING                                                $ 609,307,379
---------------------------------------------------------------------------
Sources of Net Assets
---------------------------------------------------------------------------
Paid-in capital                                               $ 609,346,495
Accumulated net realized loss (computed on the basis of
   identified cost)                                                (103,942)
Net unrealized appreciation (computed on the basis of
   identified cost)                                                  64,826
---------------------------------------------------------------------------
TOTAL                                                         $ 609,307,379
---------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
Price Per Share
---------------------------------------------------------------------------
($609,307,379  DIVIDED BY 8,534,781 SHARES OF
   BENEFICIAL INTEREST OUTSTANDING)                           $       71.39
---------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED
JUNE 30, 1999
Investment Income
--------------------------------------------------------------------------
Interest                                                      $ 13,036,525
--------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                       $ 13,036,525
--------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------
Investment adviser fee                                        $    978,822
Service fees                                                       695,403
--------------------------------------------------------------------------
TOTAL EXPENSES                                                $  1,674,225
--------------------------------------------------------------------------

NET INVESTMENT INCOME                                         $ 11,362,300
--------------------------------------------------------------------------

Realized and Unrealized
Gain (Loss)
--------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified cost basis)            $   (103,942)
--------------------------------------------------------------------------
NET REALIZED LOSS                                             $   (103,942)
--------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                        $     64,826
--------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)          $     64,826
--------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                              $    (39,116)
--------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                    $ 11,323,184
--------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND AS OF JUNE 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CHANGES IN NET ASSETS

                                                              PERIOD ENDED
Increase (Decrease)                                           JUNE 30, 1999
in Net Assets                                                 (UNAUDITED)
----------------------------------------------------------------------------
From operations --
   Net investment income                                       $  11,362,300
   Net realized loss                                                (103,942)
   Net change in unrealized appreciation (depreciation)               64,826
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                     $  11,323,184
----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sales of shares                               $ 601,000,000
   Cost of shares redeemed                                        (3,015,875)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND SHARE
   TRANSACTIONS                                                $ 597,984,125
----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                     $ 609,307,309
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                                         $          70
----------------------------------------------------------------------------
AT END OF PERIOD                                               $ 609,307,379
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND AS OF JUNE 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                             PERIOD ENDED
                                             JUNE 30, 1999
                                             (UNAUDITED)(1)
----------------------------------------------------------
Net asset value -- Beginning of period       $  70.00
----------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------
Net investment income                        $   1.33
Net realized and unrealized gain                 0.06
----------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                 $   1.39
----------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD             $  71.39
----------------------------------------------------------

TOTAL RETURN(2)                                  1.99%
----------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------
Net assets, end of period (000's omitted)    $609,307
Ratios (As a percentage of average daily net
   assets):
   Net expenses                                  0.60%(3)
   Net investment income                         4.06%(3)
Net investment income per share              $   1.33
----------------------------------------------------------

(1) For the period from the start of business, January 4, 1999, to June 30, 1999.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND AS OF JUNE 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Institutional Short Term Treasury Fund (the Fund) is a series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a non-diversified investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Short-term obligations and money market securities maturing in 60 days or less are valued at amortized cost, which approximates value. Other assets are valued at fair value using methods determined in good faith by the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of discount when required for federal income tax purposes.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends on its tax return to treat as a distribution of net investment income and realized capital gains the portion of redemption proceeds paid to redeeming shareholders that represents their share of the Fund's undistributed income and gains. At fiscal year-end, the Fund utilizes earnings and profits distributed to shareholders on redemptions of Fund shares as part of the dividends paid deduction for income tax purposes. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the Fund is required to distribute as a dividend to shareholders each year in order to relieve the Fund of any liability for federal income and excise tax.

 D Repurchase Agreements -- The Fund may enter into repurchase agreements collateralized exclusively by US Treasury obligations with banks and broker-dealers determined to be creditworthy by the Investment Adviser. Under a repurchase agreement, the Fund buys a security at one price and simultaneously promises to sell that same security back to the seller at a higher price for settlement at a later date. The Fund's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any interest earned on the repurchase agreement, and will be marked to market daily. The repurchase date is usually overnight, but may be within seven days of the original purchase date. In the event of bankruptcy of the counterparty or a third party custodian, the Fund might experience delays in recovering its cash or experience a loss.

 E Other -- Investment transactions are accounted for on a trade date basis.
   Dividends to shareholders are recorded on the ex-dividend date.

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

 G Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 H Interim Financial Statements -- The interim financial statements relating to
   June 30, 1999 and for the period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND AS OF JUNE 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

2 Shares of Beneficial Interest
-------------------------------------------
   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                          PERIOD ENDED
                                          JUNE 30, 1999
                                          (UNAUDITED)
-------------------------------------------------------
Sales                                         8,577,632
Redemptions                                     (42,851)
-------------------------------------------------------
NET INCREASE                                  8,534,781
-------------------------------------------------------

3 Purchases and Sales of Investments
-------------------------------------------
   Purchases and sales (including maturities) of U.S. Government securities, aggregated $2,252,681,686 and $1,954,087,056, respectively.

4 Investment Adviser Fee and Other Transaction with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is at an annual rate of 0.35% of the average daily net assets of the Fund. Eaton Vance also provides administrative services and pays all ordinary operating expenses of the Fund (except service and management fees). For the period ended June 30, 1999, the fee was equivalent to 0.35% (annualized) of the Fund's average net assets and amounted to $978,822. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Certain officers and Trustees of the Fund are officers of the above organizations. Trustees of the Fund that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended June 30, 1999, no significant amounts have been deferred.

5 Service Plan
-------------------------------------------
   The Fund has adopted a service plan. Fund assets bear a service fee for personal and/or account services paid to the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM, in an amount not exceeding 0.25% of average daily net assets annually. EVD may pay up to the entire amount of the service fee to investment dealers and their employees, or to EVD employees for providing services to the Fund or its shareholders. Service fee payments from EVD to investment dealers and others will be made on new accounts only if EVD has previously authorized in writing such payments for identified accounts. For the period ended June 30, 1999, the Fund paid $695,403 in service fees to EVD, and EVD in turn paid a substantial portion of this amount to investment dealers.

6 Line of Credit
-------------------------------------------
   The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $130 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowing at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the period ended June 30, 1999.

7 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation/depreciation in value of the investments owned at June 30, 1999, as computed on a federal income tax basis, are as follows:

AGGREGATE COST                            $ 608,437,564
-------------------------------------------------------
Gross unrealized appreciation                    74,083
Gross unrealized depreciation                    (9,257)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $      64,826
-------------------------------------------------------

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND AS OF JUNE 30, 1999

MANAGEMENT

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND

Officers

James B. Hawkes
President and Trustee

Edward E. Smiley, Jr.
Vice President

Michael B. Terry
Vice President and
Portfolio Manager

Alan R. Dynner
Secretary

James L. O'Connor
Treasurer

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
First Data Investor Services Group
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123


















EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109





--------------------------------------------------------------------------------
   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------
1-615                                                                 TYSRC-8/99